Taxes on Earnings (Detail 3) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Income tax benefit related to provision to return adjustments		$ (37)
Income tax release of valuation allowances against domestic deferred tax assets			$ 126
Tax charges related to uncertain tax positions on pension transfers	$ 449
Tax charges (benefits) related to state tax impacts or state rate changes	(70)	25
Income tax charges for adjustments to uncertain tax positions and the settlement of tax audit matters			56
Income tax (benefit) for adjustments associated to uncertain tax positions		(41)	(133)
Tax charge (benefit) related to other items	6	(16)
Net tax benefits on restructuring and pension related costs	33
Income tax (benefit) charges related to items unique to the year	(1,200)	(69)	47
Income tax benefits, reduced rates for subsidiaries in certain countries	$ 322	$ 596	$ 467
Income tax benefits, reduced rates for subsidiaries in certain countries (in dollars per share)	$ 0.18	$ 0.31	$ 0.24
Domestic Tax Authority
Income tax release of valuation allowances against domestic deferred tax assets	$ 1,700